Bank Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010
Bank premises and equipment
Less: accumulated depreciation	$ (329,680)	$ (313,139)
Bank premises and equipment, net	453,050	468,950
Bank buildings and improvements
Bank premises and equipment
Bank premises and equipment, gross	390,875	388,847
Estimated useful lives, minimum (in years)	5
Estimated useful lives, maximum (in years)	40
Furniture, equipment and vehicles
Bank premises and equipment
Bank premises and equipment, gross	266,547	268,590
Estimated useful lives, minimum (in years)	1
Estimated useful lives, maximum (in years)	20
Land
Bank premises and equipment
Bank premises and equipment, gross	124,694	123,988
Land, building, furniture, fixture and equipment
Bank premises and equipment
Bank premises and equipment, gross	$ 614	$ 664
Estimated useful lives, minimum (in years)	7
Estimated useful lives, maximum (in years)	27